Reporting Entity - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reporting entity [Line Items]
Distributed dividends from consolidated subsidiaries	₩ 178,908	₩ 178,908	₩ 178,908
Common stock [Member]
Disclosure of reporting entity [Line Items]
Common stock outstanding	357,815,700
American Depository Shares (One represents one-half of one share of common stock) [Member]
Disclosure of reporting entity [Line Items]
Common stock outstanding	24,581,448
Consolidated subsidiaries [member]
Disclosure of reporting entity [Line Items]
Distributed dividends from consolidated subsidiaries	₩ 603,493	₩ 349,977	₩ 531,304
Entity that has significant influence over the Controlling Company [Member] | LG Electronics Inc. [Member]
Disclosure of reporting entity [Line Items]
Percentage of Controlling Company's equity interests held by a major shareholder	37.90%
Common stock shares of Controlling Company held by a major shareholder	135,625,000